Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Sweden ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 15.1%
Nordea Bank Abp(a)	2,262,906	$19,392,745
Skandinaviska Enskilda Banken AB, Class A(a)	1,176,279	12,473,049
Svenska Handelsbanken AB, Class A(a)	1,128,123	11,492,677
Swedbank AB, Class A(a)	655,516	11,900,839

		55,259,310

Building Products — 5.8%
Assa Abloy AB, Class B	700,311	16,717,854
Nibe Industrier AB, Class B(a)	164,350	4,644,225

		21,362,079

Capital Markets — 0.7%
EQT AB	113,031	2,523,111

Commercial Services & Supplies — 1.1%
Securitas AB, Class B(a)	244,911	4,039,001

Communications Equipment — 6.8%
Telefonaktiebolaget LM Ericsson, Class B	2,036,822	24,978,600

Construction & Engineering — 1.7%
Skanska AB, Class B	256,362	6,110,889

Diversified Financial Services — 10.9%
Industrivarden AB, Class A(a)	74,587	2,311,828
Industrivarden AB, Class C(a)	126,588	3,873,262
Investor AB, Class B	317,962	22,075,762
Kinnevik AB, Class B	170,166	8,497,602
L E Lundbergforetagen AB, Class B(a)	57,422	2,949,764

		39,708,218

Diversified Telecommunication Services — 2.1%
Telia Co. AB	1,820,366	7,741,572

Electronic Equipment, Instruments & Components — 4.4%
Hexagon AB, Class B(a)	193,455	16,105,882

Food & Staples Retailing — 1.0%
ICA Gruppen AB	75,382	3,655,473

Hotels, Restaurants & Leisure — 2.0%
Evolution Gaming Group AB(b)	84,040	7,207,009

Household Durables — 2.1%
Electrolux AB, Series B	176,352	4,240,823
Husqvarna AB, Class B	336,660	3,595,870

		7,836,693

Household Products — 3.6%
Essity AB, Class B	415,725	13,220,928

Industrial Conglomerates — 0.7%
Investment AB Latour, Class B(c)	103,989	2,746,363

Machinery — 27.6%
Alfa Laval AB(a)	238,123	6,024,270
Atlas Copco AB, Class A	468,645	23,690,560
Atlas Copco AB, Class B	273,283	12,104,713

Security	Shares	Value

Machinery (continued)
Epiroc AB, Class A	485,911	$8,098,754
Epiroc AB, Class B	284,846	4,541,011
Sandvik AB(a)	740,085	16,650,235
SKF AB, Class B	285,068	7,041,886
Volvo AB, Class B(a)	993,767	22,642,278

		100,793,707

Metals & Mining — 1.9%
Boliden AB	204,882	7,081,216

Oil, Gas & Consumable Fuels — 1.0%
Lundin Energy AB	145,553	3,495,076

Paper & Forest Products — 1.4%
Svenska Cellulosa AB SCA, Class B(a)	308,177	4,997,660

Real Estate Management & Development — 0.6%
Fastighets AB Balder, Class B(a)	41,769	2,094,862

Specialty Retail — 3.4%
Hennes & Mauritz AB, Class B(a)	581,849	12,358,698

Tobacco — 2.6%
Swedish Match AB	118,513	9,575,576

Wireless Telecommunication Services — 1.3%
Tele2 AB, Class B	359,047	4,632,052

Total Common Stocks — 97.8% (Cost: $336,975,697)		357,523,975

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	2,190,191	2,191,505
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	120,000	120,000

		2,311,505

Total Short-Term Investments — 0.6% (Cost: $2,312,056)		2,311,505

Total Investments in Securities — 98.4% (Cost: $339,287,753)		359,835,480

Other Assets, Less Liabilities — 1.6%		5,979,016

Net Assets — 100.0%		$365,814,496

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Sweden ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,686,386	$—		$(1,493,679	)(a)	$(1,452)	$250	$2,191,505	2,190,191	$1,524	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	40,000	(a)	—		—	—	120,000	120,000	25		—

						$(1,452)	$250	$2,311,505		$1,549		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMXS 30 Index	359	12/18/20	$8,032	$(3,445)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,064,511	EUR	904,037	SCB	12/18/20	$(17,435)
USD	7,761,931	SEK	68,392,980	SCB	12/18/20	(240,390)

						(257,825)

	Net unrealized depreciation					$(257,825)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$357,523,975	$—	$—	$357,523,975
Money Market Funds	2,311,505	—	—	2,311,505

	$359,835,480	$—	$—	$359,835,480

Derivative financial instruments(a)
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(257,825)	$—	$(257,825)
Futures Contracts	(3,445)	—	—	(3,445)

	$(3,445)	$(257,825)	$—	$(261,270)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Sweden ETF

Counterparty Abbreviations

SCB	Standard Chartered Bank

Currency Abbreviations

EUR	Euro

SEK	Swedish Krona

USD	United States Dollar

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